Common shares	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
9. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	As at the Year Ended
	December 31, 2016		December 31, 2015
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	53,306,109	$85,051,553	44,958,843	$65,792,307
Shares issued during the year:	-	-	-	-
Exercise of stock options	565,722	498,970	347,266	335,946
Conversion of preferred shares (note 5)	-	-	8,000,000	232,600
Stock options proceeds receivable	-	(30,285)	-	-
Value assigned to acquisition of	-	-	-
Intellectual property	-	-	-	18,448,000
	-	-	-
Transfer from contributed capital on the exercise of stock options (see (i))	-	415,870	-	242,700
Return to Treasury of	-	-	-	-
exercised stock options-	(15,322)	-	-	-
As at the end of the year	53,856,509	85,966,393	53,306,109	85,051,553

	As at the Year Ended
	December 31, 2014
	# of shares	$ amount
As at the beginning of the year	42,418,326	$61,340,321
Shares issued during the year:
Exercise of stock options	482,665	288,066
Issued on exercise of US$ Warrants (note 9)	2,057,852	2,735,995

Transfer from contributed capital on the
exercise of stock options	-	147,125
Transfer from fair value of US$ Warrants
Upon exercise	-	1,280,800
As at the end of the year	44,958,843	65,792,307

At December 31, 2016 a reduction of $16,200 in the common share capital balance was made in respect of shares that had been repurchased by the Company and held in trust pending transfer to a Consultant in lieu of fees that would be incurred in 2017.

(i)	As part of a 2012 financing, the Company issued warrants that expired in 2014. During 2014, the company received proceeds of $2.7 million on the exercise of 2,057,852 warrants. Also during 2014, a remaining 1,598,269 warrants expired unexercised. The warrants were accounted for as derivative instruments with changes in fair value recorded in the Consolidated Statement of income (Loss) and Comprehensive income (Loss). During 2014, the Company recognized a non-cash charge related to the charge in fair value of the warrants of $42,800.